FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2019
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

9. FAIR VALUE MEASUREMENT

The Company measures at fair value its financial assets and liabilities by using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. Fair value is the price that would be received from the sale of an asset or paid to transfer a liability (i.e., an exit price) on the measurement date in an orderly transaction between market participants.

As of December 31, 2018 and 2019, the Company’s financial assets and liabilities were measured at fair value on a recurring basis in periods subsequent to their initial recognition all using the significant other observable inputs, which are Level 2 inputs.

9. FAIR VALUE MEASUREMENT (Continued)

Foreign exchange option and forward contracts

The Company entered into certain foreign currency derivative contracts to protect against volatility of future cash flows caused by the changes in foreign exchange rates. The foreign currency derivative contracts do not qualify for hedge accounting and, as a result, the changes in fair value of the foreign currency derivative contracts are recognized in the consolidated statements of operations.

The Company’s foreign currency derivative instruments relate to foreign exchange options or forward contracts involving major currencies such as Renminbi, Canadian dollars, British pounds, and Japanese yen. Since its derivative instruments are not traded on an exchange, the Company values them using valuation models. Interest rate yield curves and foreign exchange rates are the significant inputs into these valuation models. These inputs are observable in active markets over the terms of the instruments the Company holds, and accordingly, the fair value measurements are classified as Level 2 in the hierarchy. The Company considers the effect of its own credit standing and that of its counterparties in valuations of its derivative financial instruments.

Interest rate swap

During the year ended December 31, 2016, the Company entered into fixed for floating interest rate swaps with two financial institutions to hedge the interest rate risk on its project debts obtained in the United Kingdom with notional amount totaling GBP78.4 million ($96.8 million), which will expire between 2033 and 2034. The interest rate swaps had been designated as cash flow hedges for accounting purposes.

In 2018, the UK projects were sold and the interest rate swaps were assumed by the third party buyer.

The interest rate swap contracts of total notional amounts of approximately $399.0 million were entered into for Recurrent projects and designated as cash flow hedges. The interest rate swap contracts were transferred along with the sale of the underlying projects, and the fair value of the remaining swap contract representing a notional amount of approximately $47.4 million entered into for Roserock project loan was recorded as derivative liabilities of $2,170 on the balance sheet as of December 31, 2019.

The estimated fair value of interest rate swaps was measured based on observable market data, which are considered Level 2 inputs.

9. FAIR VALUE MEASUREMENT (Continued)

The fair value of derivative instruments on the consolidated balance sheets as of December 31, 2018 and 2019 and the effect of derivative instruments on the consolidated statements of operations for the years ended December 31, 2017, 2018 and 2019 are as follows:

	Fair Value of Derivative Assets
	At December 31, 2018		At December 31, 2019
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
		$		$
Foreign exchange forward contracts	Derivative assets — current	4,166	Derivative assets — current	5,097
Foreign exchange option contracts	Derivative assets — current	1	Derivative assets — current	450
Interest rate swap	Derivative assets — current	594	Derivative assets — current	—
Interest rate swap	Derivative assets — non-current	3,216	Derivative assets — non-current	—
	Total	7,977	Total	5,547

	Fair Value of Derivative Liabilities
	At December 31, 2018		At December 31, 2019
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
		$		$
Foreign exchange forward contracts	Derivative liabilities — current	13,480	Derivative liabilities — current	10,127
Foreign exchange option contracts	Derivative liabilities — current	218	Derivative liabilities — current	25
Interest rate swap	Derivative liabilities — current	—	Derivative liabilities — current	329
Interest rate swap	Derivative liabilities — non-current	—	Derivative liabilities — non-current	1,841
	Total	13,698	Total	12,322

		Amount of Gain (Loss)
		Recognized in Statements
	Location of	of Operations
	Gain (Loss) Recognized	Years Ended December 31
	in Statements of Operations	2017	2018	2019
		$	$	$
Foreign exchange forward contracts	Gain (loss) on change in fair value of derivatives	(2,638)	(16,414)	(20,249)
Foreign exchange option contracts	Gain (loss) on change in fair value of derivatives	—	(2,023)	(1,022)
Warrants	Gain (loss) on change in fair value of derivatives	711	—	—
Interest rate swap	Gain (loss) on change in fair value of derivatives	1,655	(793)	(947)
	Total	(272)	(19,230)	(22,218)

Other fair value measurements

The Company measures certain long-lived assets or long-term investments at fair value on a non-recurring basis in periods after initial measurement in circumstances when the fair value of such assets is below its recorded cost and impairment is required.

The Company recorded impairment charges for certain manufacturing asset group of $11,626, $30,968 and $21,866 for the years ended December 31, 2017, 2018 and 2019, respectively. The fair value of these assets was measured based on prices offered by unrelated third-party willing buyers and classified as level 3 fair value measurements as the offering prices are not observable. The impairment was recorded in general and administrative expenses of the MSS segment.

9. FAIR VALUE MEASUREMENT (Continued)

The Company also holds financial instruments that are not recorded at fair value in the consolidated balance sheets, but whose fair value is required to be disclosed under the U.S. GAAP.

The carrying values of cash and cash equivalents, restricted cash, trade receivables, billed and unbilled, amounts due from related parties, accounts payables, short-term notes payable, amounts due to related parties and short-term borrowings approximate their fair values due to the short-term maturity of these instruments. Long-term borrowings were $393,614 and $619,477 as of December 31, 2018 and 2019, respectively, which approximate their fair values since most of the borrowings contain variable interest rates. The fair value of long-term borrowings was measured based on discounted cash flow approach, which is classified as level 2 as the key inputs can be corroborated with market data.

The carrying value of the Company’s outstanding convertible notes was $127.4 million and nil as of December 31, 2018 and 2019, respectively, which approximates the fair value.